PORTFOLIO OF INVESTMENTS
Columbia Diversified Fixed Income Allocation ETF
January 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
| 1
Corporate Bonds   50.4%
Issue
Description
Principal
Amount ($) Value ($)
Aerospace & Defense 1.3%
Arconic Corp.
6.125%, 02/15/28
(a)
1,000,000 1,038,506
Boeing Co. (The)
5.040%, 05/01/27 440,000 485,646
5.150%, 05/01/30 1,820,000 2,051,289
Howmet Aerospace, Inc.
6.875%, 05/01/25 1,214,000 1,342,817
L3Harris Technologies, Inc.
3.850%, 12/15/26 158,000 167,923
4.400%, 06/15/28 400,000 438,669
Northrop Grumman Corp.
3.250%, 01/15/28 719,000 747,681
Oshkosh Corp.
3.100%, 03/01/30 504,000 510,908
Rolls-Royce PLC
5.750%, 10/15/27
(a)
700,000 736,573
Spirit AeroSystems, Inc.
7.500%, 04/15/25
(a)
1,139,000 1,182,237
Teledyne Technologies, Inc.
2.750%, 04/01/31 500,000 489,958
Textron, Inc.
3.000%, 06/01/30 462,000 463,821
3.900%, 09/17/29 12,000 12,839
TransDigm, Inc.
6.250%, 03/15/26
(a)
3,566,000 3,687,720
8.000%, 12/15/25
(a)
1,414,000 1,479,790
Total 14,836,377
Airlines 1.2%
Air Canada
3.875%, 08/15/26
(a)
165,000 161,084
American Airlines, Inc.
11.750%, 07/15/25
(a)
38,000 46,050
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500%, 04/20/26
(a)
1,890,000 1,934,687
5.750%, 04/20/29
(a)
2,990,000 3,064,316
Delta Air Lines, Inc.
3.625%, 03/15/22 888,000 888,115
7.375%, 01/15/26 440,000 501,021
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.
5.750%, 01/20/26
(a)
1,400,000 1,431,256
Southwest Airlines Co.
2.625%, 02/10/30 193,000 187,379
5.125%, 06/15/27 623,000 695,973
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd.
8.000%, 09/20/25
(a)
409,000 443,072
United Airlines, Inc.
4.375%, 04/15/26
(a)
1,980,000 1,966,020
4.625%, 04/15/29
(a)
2,360,000 2,345,501
Total 13,664,474
Apartment REIT 0.1%
American Homes 4 Rent LP
4.900%, 02/15/29 342,000 385,960
Essex Portfolio LP
3.000%, 01/15/30 218,000 222,212
Invitation Homes Operating Partnership LP
2.000%, 08/15/31 500,000 453,723
Mid-America Apartments LP
3.950%, 03/15/29 140,000 152,407
UDR, Inc.
3.000%, 08/15/31 240,000 241,977
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Series MTN, 3.200%, 01/15/30 220,000 225,007
Total 1,681,286
Automotive 0.7%
Allison Transmission, Inc.
3.750%, 01/30/31
(a)
1,140,000 1,060,461
Aptiv PLC
4.350%, 03/15/29 100,000 110,700
BorgWarner, Inc.
2.650%, 07/01/27 200,000 202,184
Clarios Global LP / Clarios US Finance Co.
6.250%, 05/15/26
(a)
581,000 601,673
Ford Motor Co.
3.250%, 02/12/32 2,000,000 1,906,776
4.346%, 12/08/26 7,000 7,259
Ford Motor Credit Co. LLC
3.375%, 11/13/25 2,000,000 2,001,776
General Motors Co.
6.800%, 10/01/27 360,000 432,223
General Motors Financial Co., Inc.
3.600%, 06/21/30 504,000 517,513
Goodyear Tire & Rubber Co. (The)
5.000%, 07/15/29
(a)
725,000 725,480
Lear Corp.
4.250%, 05/15/29 100,000 107,546
Total 7,673,591
Banking 1.6%
Ally Financial, Inc.
5.750%, 11/20/25 1,267,000 1,393,736
Banco Santander SA
2.749%, 12/03/30 400,000 376,827
3.225%, (US 1 Year CMT T-Note +
1.600%), 11/22/32
(b)
600,000 574,422
Bank of America Corp.
2.482%, (US 5 Year CMT T-Note +
1.200%), 09/21/36
(b)
800,000 742,627
Bank of Montreal
3.803%, (USD 5 Year Swap +
1.432%), 12/15/32
(b)
375,000 392,700
Barclays PLC
4.836%, 05/09/28 700,000 752,602
4.972%, (3-month USD LIBOR +
1.902%), 05/16/29
(b)
250,000 277,249
Capital One Financial Corp.
2.359%, (SOFR + 1.337%),
07/29/32
(b)
500,000 458,636
3.750%, 07/28/26 4,000 4,184
Citizens Financial Group, Inc.
2.638%, 09/30/32 414,000 394,613
3.250%, 04/30/30 100,000 102,691
Deutsche Bank AG
4.500%, 04/01/25 500,000 519,480
Deutsche Bank AG/New York NY
3.035%, (SOFR + 1.718%),
05/28/32
(b)
750,000 723,489
3.547%, (SOFR + 3.043%),
09/18/31
(b)
300,000 303,626
3.729%, (SOFR + 2.757%),
01/14/32
(b)
1,400,000 1,361,489
4.875%, (USD 5 Year Swap +
2.553%), 12/01/32
(b)
200,000 209,012

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
January 31, 2022 (Unaudited)
2 |
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Discover Bank
Series BKNT, 4.650%, 09/13/28 400,000 442,748
Fifth Third Bancorp
2.550%, 05/05/27 672,000 679,146
Huntington Bancshares, Inc.
2.487%, (US 5 Year CMT T-Note +
1.170%), 08/15/36
(a),(b)
198,000 184,961
Intesa Sanpaolo SpA
5.710%, 01/15/26
(a)
1,075,000 1,159,163
KeyCorp
Series MTN, 2.250%, 04/06/27 738,000 735,551
Series MTN, 2.550%, 10/01/29 242,000 241,182
Morgan Stanley
2.484%, (SOFR + 1.360%),
09/16/36
(b)
600,000 556,677
NatWest Group PLC
4.445%, (3-month USD LIBOR +
1.871%), 05/08/30
(b)
500,000 543,033
4.892%, (3-month USD LIBOR +
1.754%), 05/18/29
(b)
200,000 222,203
Santander Holdings USA, Inc.
4.400%, 07/13/27 557,000 593,526
Sumitomo Mitsui Financial Group, Inc.
2.142%, 09/23/30 216,000 200,800
3.202%, 09/17/29 90,000 91,473
SVB Financial Group
1.800%, 02/02/31 64,000 58,604
3.125%, 06/05/30 200,000 204,412
Synchrony Financial
5.150%, 03/19/29 265,000 295,567
UniCredit SpA
5.459%, (US 5 Year CMT T-Note +
4.750%), 06/30/35
(a),(b)
2,100,000 2,190,906
7.296%, (USD 5 Year Swap +
4.914%), 04/02/34
(a),(b)
800,000 916,296
Westpac Banking Corp.
2.668%, (US 5 Year CMT T-Note +
1.750%), 11/15/35
(b)
339,000 319,335
4.110%, (US 5 Year CMT T-Note +
2.000%), 07/24/34
(b)
160,000 167,775
Series GMTN, 4.322%, (USD 5 Year
Swap + 2.236%), 11/23/31
(b)
150,000 158,999
Total 18,549,740
Brokerage/Asset Managers/Exchanges 0.6%
Affiliated Managers Group, Inc.
3.300%, 06/15/30 100,000 102,351
CI Financial Corp.
3.200%, 12/17/30 440,000 435,331
Coinbase Global, Inc.
3.375%, 10/01/28
(a)
720,000 645,608
3.625%, 10/01/31
(a)
650,000 566,323
Intercontinental Exchange, Inc.
1.850%, 09/15/32 9,000 8,221
Jefferies Finance LLC / JFIN Co.-Issuer Corp.
5.000%, 08/15/28
(a)
1,000,000 988,970
Jefferies Group LLC
2.750%, 10/15/32 150,000 143,178
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
4.850%, 01/15/27 278,000 308,188
Lazard Group LLC
4.375%, 03/11/29 424,000 464,729
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
LPL Holdings, Inc.
4.000%, 03/15/29
(a)
1,120,000 1,088,366
Nasdaq, Inc.
1.650%, 01/15/31 480,000 434,048
Nomura Holdings, Inc.
2.679%, 07/16/30 400,000 386,990
3.103%, 01/16/30 200,000 200,663
Raymond James Financial, Inc.
4.650%, 04/01/30 404,000 454,647
Stifel Financial Corp.
4.000%, 05/15/30 180,000 192,340
Total 6,419,953
Building Materials 0.4%
Builders FirstSource, Inc.
4.250%, 02/01/32
(a)
907,000 888,160
Fortune Brands Home & Security, Inc.
3.250%, 09/15/29 180,000 184,859
Martin Marietta Materials, Inc.
2.400%, 07/15/31 500,000 483,984
3.500%, 12/15/27 230,000 243,648
Masco Corp.
2.000%, 02/15/31 540,000 502,333
Owens Corning
3.875%, 06/01/30 200,000 212,504
Standard Industries, Inc.
3.375%, 01/15/31
(a)
939,000 854,732
4.375%, 07/15/30
(a)
925,000 885,660
Vulcan Materials Co.
3.500%, 06/01/30 216,000 226,599
Total 4,482,479
Cable and Satellite 2.4%
Altice Financing SA
5.000%, 01/15/28
(a)
2,840,000 2,630,252
CCO Holdings LLC / CCO Holdings Capital Corp.
4.750%, 03/01/30
(a)
3,450,000 3,425,382
5.125%, 05/01/27
(a)
2,538,000 2,601,151
Charter Communications Operating LLC / Charter Communications
Operating Capital
2.800%, 04/01/31 814,000 771,539
4.200%, 03/15/28 58,000 61,604
Connect Finco SARL / Connect US Finco LLC
6.750%, 10/01/26
(a)
1,800,000 1,865,216
CSC Holdings LLC
4.500%, 11/15/31
(a)
2,000,000 1,864,134
6.500%, 02/01/29
(a)
1,050,000 1,093,591
DISH DBS Corp.
5.250%, 12/01/26
(a)
2,500,000 2,426,021
5.750%, 12/01/28
(a)
2,500,000 2,402,056
LCPR Senior Secured Financing DAC
6.750%, 10/15/27
(a)
856,000 889,721
Radiate Holdco LLC / Radiate Finance, Inc.
4.500%, 09/15/26
(a)
830,000 800,742
Sirius XM Radio, Inc.
5.000%, 08/01/27
(a)
2,845,000 2,909,010
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/28
(a)
200,000 205,170
UPC Broadband Finco BV
4.875%, 07/15/31
(a)
1,600,000 1,581,913
Virgin Media Secured Finance PLC
5.500%, 05/15/29
(a)
1,500,000 1,530,183

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
January 31, 2022 (Unaudited)
| 3
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Ziggo BV
4.875%, 01/15/30
(a)
1,000,000 968,329
Total 28,026,014
Chemicals 0.4%
Avantor Funding, Inc.
4.625%, 07/15/28
(a)
1,000,000 1,003,843
Cabot Corp.
4.000%, 07/01/29 180,000 191,351
Dow Chemical Co. (The)
2.100%, 11/15/30 160,000 151,707
4.800%, 11/30/28 245,000 278,478
DuPont de Nemours, Inc.
4.725%, 11/15/28 666,000 749,425
FMC Corp.
3.450%, 10/01/29 310,000 321,977
Huntsman International LLC
2.950%, 06/15/31 50,000 48,978
LYB International Finance III LLC
2.250%, 10/01/30 100,000 95,643
NewMarket Corp.
2.700%, 03/18/31 100,000 96,862
Nutrien Ltd.
2.950%, 05/13/30 160,000 163,570
4.200%, 04/01/29 322,000 353,631
RPM International, Inc.
4.550%, 03/01/29 140,000 155,366
Sherwin-Williams Co. (The)
2.950%, 08/15/29 390,000 398,342
Westlake Chemical Corp.
3.375%, 06/15/30 114,000 117,446
Total 4,126,619
Construction Machinery 0.4%
H&E Equipment Services, Inc.
3.875%, 12/15/28
(a)
1,320,000 1,245,538
SRM Escrow Issuer LLC
6.000%, 11/01/28
(a)
1,154,000 1,184,220
United Rentals North America, Inc.
3.875%, 02/15/31 1,060,000 1,032,040
4.875%, 01/15/28 1,299,000 1,338,400
Total 4,800,198
Consumer Cyclical Services 1.0%
ADT Security Corp. (The)
4.125%, 08/01/29
(a)
456,000 428,798
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.625%, 07/15/26
(a)
357,000 366,790
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4
Sarl
4.625%, 06/01/28
(a)
3,000,000 2,886,857
Block Financial LLC
2.500%, 07/15/28 90,000 87,713
Compass Group Diversified Holdings LLC
5.250%, 04/15/29
(a)
900,000 893,942
eBay, Inc.
2.600%, 05/10/31 480,000 467,893
2.700%, 03/11/30 50,000 49,558
Expedia Group, Inc.
2.950%, 03/15/31 50,000 48,162
4.625%, 08/01/27 504,000 549,460
IHS Markit Ltd.
4.250%, 05/01/29 1,126,000 1,252,594
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.375%, 08/31/27
(a)
1,492,000 1,391,195
5.750%, 04/15/26
(a)
1,234,000 1,278,541
Service Corp International
3.375%, 08/15/30 760,000 710,649
Staples, Inc.
7.500%, 04/15/26
(a)
1,373,000 1,353,695
Total 11,765,847
Consumer Products 0.3%
Clorox Co. (The)
3.900%, 05/15/28 100,000 109,300
Hasbro, Inc.
3.550%, 11/19/26 100,000 104,699
3.900%, 11/19/29 376,000 399,734
Newell Brands, Inc.
4.700%, 04/01/26 2,059,000 2,158,460
Whirlpool Corp.
2.400%, 05/15/31 380,000 367,253
4.750%, 02/26/29 63,000 70,808
Total 3,210,254
Diversified Manufacturing 0.8%
Carlisle Cos., Inc.
2.750%, 03/01/30 500,000 494,432
3.750%, 12/01/27 4,000 4,217
Carrier Global Corp.
2.722%, 02/15/30 1,130,000 1,116,948
Dover Corp.
2.950%, 11/04/29 80,000 82,107
Flowserve Corp.
3.500%, 10/01/30 128,000 128,529
Griffon Corp.
5.750%, 03/01/28 760,000 760,544
Johnson Controls International PLC
3.900%, 02/14/26 73,000 77,626
Raytheon Technologies Corp.
4.125%, 11/16/28 1,028,000 1,122,458
Roper Technologies, Inc.
3.800%, 12/15/26 185,000 196,563
TK Elevator US Newco, Inc.
5.250%, 07/15/27
(a)
1,150,000 1,164,110
Trane Technologies Luxembourg Finance SA
3.800%, 03/21/29 218,000 231,749
Vertiv Group Corp.
4.125%, 11/15/28
(a)
1,000,000 975,348
WESCO Distribution, Inc.
7.125%, 06/15/25
(a)
800,000 837,525
7.250%, 06/15/28
(a)
1,717,000 1,841,135
Westinghouse Air Brake Technologies Corp.
4.950%, 09/15/28 24,000 26,791
Xylem, Inc.
1.950%, 01/30/28 240,000 233,374
2.250%, 01/30/31 160,000 153,043
Total 9,446,499
Electric 2.0%
AES Corp. (The)
2.450%, 01/15/31 500,000 471,343
Ameren Corp.
3.500%, 01/15/31 160,000 167,535
American Electric Power Co., Inc.
2.300%, 03/01/30 400,000 383,500
Series J, 4.300%, 12/01/28 495,000 538,195

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
January 31, 2022 (Unaudited)
4 |
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Avangrid, Inc.
3.800%, 06/01/29 214,000 228,971
Calpine Corp.
4.500%, 02/15/28
(a)
1,065,000 1,040,956
5.125%, 03/15/28
(a)
1,020,000 994,894
Clearway Energy Operating LLC
3.750%, 02/15/31
(a)
1,880,000 1,773,802
4.750%, 03/15/28
(a)
580,000 596,333
CMS Energy Corp.
4.750%, (US 5 Year CMT T-Note +
4.116%), 06/01/50
(b)
240,000 254,911
Dominion Energy, Inc.
Series C, 2.250%, 08/15/31 500,000 475,348
Series C, 3.375%, 04/01/30 92,000 95,574
4.250%, 06/01/28 268,000 291,892
DTE Energy Co.
Series C, 3.400%, 06/15/29 451,000 467,115
Duke Energy Corp.
2.450%, 06/01/30 752,000 728,741
3.150%, 08/15/27 8,000 8,306
Edison International
5.750%, 06/15/27 263,000 294,895
Entergy Corp.
2.400%, 06/15/31 380,000 363,023
Evergy, Inc.
2.900%, 09/15/29 400,000 400,140
Eversource Energy
Series R, 1.650%, 08/15/30 490,000 447,142
2.550%, 03/15/31 120,000 117,335
Exelon Corp.
4.050%, 04/15/30 240,000 259,855
FirstEnergy Corp.
Series B, 4.150%, 07/15/27 1,720,000 1,754,009
IPALCO Enterprises, Inc.
4.250%, 05/01/30 480,000 511,536
NextEra Energy Capital Holdings, Inc.
1.900%, 06/15/28 500,000 483,618
2.250%, 06/01/30 520,000 501,074
NRG Energy, Inc.
3.625%, 02/15/31
(a)
1,160,000 1,076,074
3.875%, 02/15/32
(a)
1,000,000 940,071
Pacific Gas and Electric Co.
2.500%, 02/01/31 1,330,000 1,218,176
4.550%, 07/01/30 670,000 698,102
PG&E Corp.
5.000%, 07/01/28 584,000 584,027
5.250%, 07/01/30 1,400,000 1,391,154
Public Service Enterprise Group, Inc.
1.600%, 08/15/30 200,000 181,074
Puget Energy, Inc.
4.100%, 06/15/30 240,000 252,719
Southern Co. (The)
Series A, 3.700%, 04/30/30 540,000 570,337
Vistra Operations Co. LLC
5.000%, 07/31/27
(a)
770,000 781,132
5.625%, 02/15/27
(a)
1,202,000 1,225,947
WEC Energy Group, Inc.
1.800%, 10/15/30 200,000 184,239
Xcel Energy, Inc.
2.600%, 12/01/29 380,000 378,941
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
4.000%, 06/15/28 136,000 146,947
Total 23,278,983
Environmental 0.1%
Republic Services, Inc.
1.750%, 02/15/32 150,000 136,950
2.375%, 03/15/33 500,000 480,502
Waste Connections, Inc.
4.250%, 12/01/28 367,000 401,861
Waste Management, Inc.
1.150%, 03/15/28 500,000 464,219
1.500%, 03/15/31 200,000 181,719
Total 1,665,251
Finance Companies 1.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.300%, 01/30/32 2,500,000 2,439,391
3.650%, 07/21/27 150,000 154,370
Air Lease Corp.
Series GMTN, 3.750%, 06/01/26 550,000 572,711
Aircastle Ltd.
4.250%, 06/15/26 90,000 94,518
Aon Corp.
2.800%, 05/15/30 400,000 400,505
Ares Capital Corp.
3.875%, 01/15/26 190,000 195,883
First American Financial Corp.
4.000%, 05/15/30 80,000 85,034
Fortress Transportation and Infrastructure Investors LLC
6.500%, 10/01/25
(a)
700,000 719,130
GATX Corp.
4.700%, 04/01/29 86,000 96,399
Global Aircraft Leasing Co. Ltd.
6.500%, 09/15/24
(a),(c)
1,274,837 1,194,931
Golub Capital BDC, Inc.
2.500%, 08/24/26 120,000 115,612
Main Street Capital Corp.
3.000%, 07/14/26 80,000 78,423
Midcap Financial Issuer Trust
6.500%, 05/01/28
(a)
400,000 403,272
Oaktree Specialty Lending Corp.
2.700%, 01/15/27 150,000 145,949
OneMain Finance Corp.
6.125%, 03/15/24 50,000 52,372
7.125%, 03/15/26 2,311,000 2,541,757
Owl Rock Capital Corp.
2.625%, 01/15/27 380,000 363,989
3.400%, 07/15/26 348,000 346,382
Owl Rock Capital Corp. III
3.125%, 04/13/27
(a)
100,000 94,917
Rocket Mortgage LLC
5.250%, 01/15/28
(a)
1,020,000 1,027,993
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
3.875%, 03/01/31
(a)
1,281,000 1,201,665
Sixth Street Specialty Lending, Inc.
2.500%, 08/01/26 120,000 116,740
Total 12,441,943
Food and Beverage 1.8%
Anheuser-Busch InBev Worldwide, Inc.
3.500%, 06/01/30 3,000,000 3,184,867
Aramark Services, Inc.
5.000%, 02/01/28
(a)
2,093,000 2,077,535

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
January 31, 2022 (Unaudited)
| 5
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
B&G Foods, Inc.
5.250%, 04/01/25 1,100,000 1,110,831
Campbell Soup Co.
2.375%, 04/24/30 184,000 178,056
Conagra Brands, Inc.
4.850%, 11/01/28 384,000 429,819
Constellation Brands, Inc.
3.150%, 08/01/29 200,000 204,224
Flowers Foods, Inc.
2.400%, 03/15/31 120,000 114,580
General Mills, Inc.
4.200%, 04/17/28 455,000 495,205
Ingredion, Inc.
2.900%, 06/01/30 455,000 455,942
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
5.500%, 01/15/30
(a)
1,074,000 1,141,217
JM Smucker Co. (The)
2.375%, 03/15/30 120,000 116,679
Keurig Dr Pepper, Inc.
4.597%, 05/25/28 464,000 513,767
Kraft Heinz Foods Co.
3.000%, 06/01/26 3,128,000 3,159,280
McCormick & Co., Inc.
1.850%, 02/15/31 45,000 41,671
2.500%, 04/15/30 532,000 521,927
Mondelez International, Inc.
2.750%, 04/13/30 380,000 381,176
Performance Food Group, Inc.
5.500%, 10/15/27
(a)
1,117,000 1,141,532
Pilgrim's Pride Corp.
4.250%, 04/15/31
(a)
1,110,000 1,098,006
5.875%, 09/30/27
(a)
1,020,000 1,065,083
Post Holdings, Inc.
4.500%, 09/15/31
(a)
3,286,000 3,126,744
Sysco Corp.
5.950%, 04/01/30 352,000 427,204
Total 20,985,345
Foreign Agencies 5.9%
CNAC HK Finbridge Co. Ltd.
4.125%, 07/19/27 1,400,000 1,486,561
5.125%, 03/14/28 1,000,000 1,117,612
Comision Federal de Electricidad
Series REGS, 3.348%, 02/09/31 3,036,000 2,839,150
DP World Crescent Ltd.
Series EMTN, 3.875%, 07/18/29 900,000 934,854
Series REGS, 4.848%, 09/26/28 3,350,000 3,680,267
Ecopetrol SA
4.625%, 11/02/31 3,760,000 3,469,786
6.875%, 04/29/30 4,076,000 4,376,948
Equate Petrochemical BV
Series REGS, 2.625%, 04/28/28 3,000,000 2,936,666
Gazprom OAO Via Gaz Capital SA
Series REGS, 8.625%, 04/28/34 5,284,000 6,914,403
Gazprom PJSC via Gaz Finance PLC
Series REGS, 2.950%, 01/27/29 200,000 179,682
Huarong Finance 2017 Co. Ltd.
Series EMTN, 4.250%, 11/07/27 1,700,000 1,671,607
Huarong Finance II Co. Ltd.
Series EMTN, 4.625%, 06/03/26 700,000 704,399
Indonesia Asahan Aluminium Persero PT
Series REGS, 5.450%, 05/15/30 2,300,000 2,517,717
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Series REGS, 6.530%, 11/15/28 800,000 928,074
KazMunayGas National Co. JSC
Series REGS, 4.750%, 04/19/27 1,000,000 1,064,703
Series REGS, 5.375%, 04/24/30 3,630,000 4,037,241
Pertamina Persero PT
Series REGS, 2.300%, 02/09/31 1,115,000 1,021,494
Series REGS, 3.650%, 07/30/29 1,600,000 1,642,421
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
Series REGS, 4.125%, 05/15/27 640,000 663,506
Series REGS, 5.450%, 05/21/28 2,700,000 3,003,052
Petrobras Global Finance BV
5.093%, 01/15/30 4,305,000 4,364,578
5.600%, 01/03/31 4,020,000 4,153,996
5.999%, 01/27/28 125,000 133,624
Petroleos Mexicanos
6.500%, 03/13/27 5,617,000 5,866,434
6.840%, 01/23/30 6,007,000 6,129,407
Power Finance Corp. Ltd.
Series REGS, 3.950%, 04/23/30 1,230,000 1,234,966
4.500%, 06/18/29 2,000,000 2,083,205
Total 69,156,353
Gaming 1.3%
Caesars Entertainment, Inc.
6.250%, 07/01/25
(a)
2,280,000 2,363,126
Caesars Resort Collection LLC / CRC Finco, Inc.
5.750%, 07/01/25
(a)
1,255,000 1,292,650
GLP Capital LP / GLP Financing II, Inc.
4.000%, 01/15/30 641,000 661,417
Las Vegas Sands Corp.
3.900%, 08/08/29 447,000 443,826
Melco Resorts Finance Ltd.
Series REGS, 4.875%, 06/06/25 700,000 686,243
5.375%, 12/04/29
(a)
1,200,000 1,132,303
MGM Growth Properties Operating Partnership LP / MGP Finance Co.-
Issuer, Inc.
5.625%, 05/01/24 624,000 660,345
Sands China Ltd.
5.400%, 08/08/28 300,000 310,988
Scientific Games International, Inc.
5.000%, 10/15/25
(a)
1,165,000 1,190,701
Studio City Finance Ltd.
5.000%, 01/15/29
(a)
1,000,000 870,402
VICI Properties LP / VICI Note Co., Inc.
4.250%, 12/01/26
(a)
744,000 751,505
4.625%, 12/01/29
(a)
980,000 1,009,426
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.250%, 05/15/27
(a)
1,240,000 1,222,461
Wynn Macau Ltd.
5.125%, 12/15/29
(a)
2,100,000 1,884,338
5.625%, 08/26/28
(a)
1,000,000 909,471
Total 15,389,202
Health Care 2.9%
Agilent Technologies, Inc.
2.300%, 03/12/31 400,000 380,565
AmerisourceBergen Corp.
2.700%, 03/15/31 200,000 195,335
Baxter International, Inc.
2.539%, 02/01/32
(a)
500,000 485,880
Becton Dickinson and Co.
1.957%, 02/11/31 300,000 278,486
3.700%, 06/06/27 19,000 20,179

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
January 31, 2022 (Unaudited)
6 |
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Boston Scientific Corp.
2.650%, 06/01/30 710,000 700,826
CHS/Community Health Systems, Inc.
5.625%, 03/15/27
(a)
2,434,000 2,453,294
8.000%, 03/15/26
(a)
500,000 521,498
Cigna Corp.
2.400%, 03/15/30 340,000 328,307
4.375%, 10/15/28 1,230,000 1,353,293
CommonSpirit Health
2.782%, 10/01/30 90,000 90,341
3.347%, 10/01/29 120,000 123,946
CVS Health Corp.
3.250%, 08/15/29 1,500,000 1,546,915
DaVita, Inc.
3.750%, 02/15/31
(a)
1,884,000 1,730,542
4.625%, 06/01/30
(a)
2,756,000 2,682,039
DH Europe Finance II Sarl
2.600%, 11/15/29 500,000 500,514
HCA, Inc.
2.375%, 07/15/31 500,000 467,172
3.500%, 09/01/30 1,686,000 1,682,484
4.125%, 06/15/29 488,000 518,512
5.625%, 09/01/28 2,242,000 2,496,990
5.875%, 02/15/26 1,021,000 1,113,288
Hologic, Inc.
3.250%, 02/15/29
(a)
1,280,000 1,213,024
Illumina, Inc.
2.550%, 03/23/31 760,000 736,710
IQVIA, Inc.
5.000%, 10/15/26
(a)
200,000 204,588
5.000%, 05/15/27
(a)
900,000 920,272
Laboratory Corp. of America Holdings
2.950%, 12/01/29 76,000 76,746
3.600%, 09/01/27 190,000 201,101
MEDNAX, Inc.
6.250%, 01/15/27
(a)
1,693,000 1,769,434
Mozart Debt Merger Sub, Inc.
3.875%, 04/01/29
(a)
3,500,000 3,372,088
Ochsner LSU Health System of North Louisiana
Series 2021, 2.510%, 05/15/31 190,000 178,638
PerkinElmer, Inc.
2.550%, 03/15/31 120,000 116,727
3.300%, 09/15/29 400,000 411,909
Prime Healthcare Services, Inc.
7.250%, 11/01/25
(a)
80,000 83,525
Quest Diagnostics, Inc.
2.800%, 06/30/31 500,000 497,056
Sabra Health Care LP
3.900%, 10/15/29 200,000 204,075
Smith & Nephew PLC
2.032%, 10/14/30 180,000 166,523
Stryker Corp.
1.950%, 06/15/30 610,000 576,072
Tenet Healthcare Corp.
4.875%, 01/01/26
(a)
680,000 683,177
6.250%, 02/01/27
(a)
2,250,000 2,305,271
Thermo Fisher Scientific, Inc.
2.000%, 10/15/31 500,000 475,024
Universal Health Services, Inc.
2.650%, 10/15/30
(a)
500,000 478,310
Total 34,340,676
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Healthcare Insurance 0.6%
Anthem, Inc.
2.550%, 03/15/31 500,000 488,640
Centene Corp.
4.250%, 12/15/27 1,909,000 1,963,398
4.625%, 12/15/29 3,917,000 4,069,707
Humana, Inc.
2.150%, 02/03/32 500,000 465,220
Total 6,986,965
Healthcare REIT 0.6%
Diversified Healthcare Trust
9.750%, 06/15/25 620,000 658,933
Healthcare Realty Trust, Inc.
2.400%, 03/15/30 256,000 247,370
Healthcare Trust of America Holdings LP
3.100%, 02/15/30 696,000 707,813
Healthpeak Properties, Inc.
3.000%, 01/15/30 150,000 152,696
MPT Operating Partnership LP / MPT Finance Corp.
3.500%, 03/15/31 1,260,000 1,219,706
4.625%, 08/01/29 685,000 704,713
5.000%, 10/15/27 764,000 785,001
National Health Investors, Inc.
3.000%, 02/01/31 364,000 343,366
Omega Healthcare Investors, Inc.
3.250%, 04/15/33 380,000 360,491
3.625%, 10/01/29 276,000 280,440
Physicians Realty LP
2.625%, 11/01/31 150,000 144,904
Ventas Realty LP
3.000%, 01/15/30 260,000 263,308
4.400%, 01/15/29 297,000 328,035
Welltower, Inc.
2.800%, 06/01/31 500,000 493,938
Total 6,690,714
Home Construction 0.1%
DR Horton, Inc.
1.400%, 10/15/27 100,000 94,245
Lennar Corp.
4.750%, 11/29/27 825,000 910,054
NVR, Inc.
3.000%, 05/15/30 90,000 90,759
Realogy Group LLC / Realogy Co.-Issuer Corp.
5.750%, 01/15/29
(a)
400,000 393,105
Total 1,488,163
Independent Energy 1.7%
Apache Corp.
4.375%, 10/15/28 1,200,000 1,241,327
Canadian Natural Resources Ltd.
3.850%, 06/01/27 44,000 46,491
Comstock Resources, Inc.
5.875%, 01/15/30
(a)
1,525,000 1,516,680
6.750%, 03/01/29
(a)
484,000 499,455
ConocoPhillips
4.300%, 08/15/28
(a)
316,000 346,903
Continental Resources, Inc.
5.750%, 01/15/31
(a)
12,000 13,682
Coterra Energy, Inc.
4.375%, 03/15/29
(a)
230,000 251,104
CrownRock LP / CrownRock Finance, Inc.
5.625%, 10/15/25
(a)
1,007,000 1,014,659

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
January 31, 2022 (Unaudited)
| 7
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Devon Energy Corp.
4.500%, 01/15/30 512,000 542,885
Diamondback Energy, Inc.
3.500%, 12/01/29 520,000 536,151
Endeavor Energy Resources LP / EER Finance, Inc.
5.750%, 01/30/28
(a)
1,594,000 1,649,047
EQT Corp.
3.900%, 10/01/27 1,920,000 1,935,939
6.625%, 02/01/25 500,000 539,044
Matador Resources Co.
5.875%, 09/15/26 160,000 162,265
MEG Energy Corp.
7.125%, 02/01/27
(a)
981,000 1,017,739
Neptune Energy Bondco PLC
6.625%, 05/15/25
(a)
200,000 203,088
New Fortress Energy, Inc.
6.500%, 09/30/26
(a)
2,524,000 2,366,024
Occidental Petroleum Corp.
2.900%, 08/15/24 15,000 15,044
3.500%, 08/15/29 661,000 651,878
6.625%, 09/01/30 2,000,000 2,347,583
Pioneer Natural Resources Co.
2.150%, 01/15/31 640,000 599,321
Range Resources Corp.
9.250%, 02/01/26 500,000 534,690
Southwestern Energy Co.
4.750%, 02/01/32 1,000,000 999,077
TechnipFMC PLC
6.500%, 02/01/26
(a)
219,000 229,025
Total 19,259,101
Industrials 0.0%
Canadian Pacific Railway Co.
2.050%, 03/05/30 100,000 96,090
Industy 0.1%
Otis Worldwide Corp.
2.565%, 02/15/30 956,000 945,403
Integrated Energy 0.1%
Cenovus Energy, Inc.
4.250%, 04/15/27 42,000 44,942
Chevron USA, Inc.
3.250%, 10/15/29 4,000 4,229
New Fortress Energy, Inc.
6.750%, 09/15/25
(a)
1,300,000 1,231,056
Total 1,280,227
Leisure 0.9%
Carnival Corp.
5.750%, 03/01/27
(a)
5,734,000 5,517,084
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp.
/ Millennium Op
5.500%, 05/01/25
(a)
900,000 925,069
Life Time, Inc.
5.750%, 01/15/26
(a)
150,000 150,784
Live Nation Entertainment, Inc.
6.500%, 05/15/27
(a)
970,000 1,044,242
Royal Caribbean Cruises Ltd.
5.500%, 04/01/28
(a)
972,000 944,443
10.875%, 06/01/23
(a)
920,000 984,760
11.500%, 06/01/25
(a)
780,000 864,160
Total 10,430,542
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Life Insurance 0.2%
American International Group, Inc.
3.400%, 06/30/30 468,000 491,069
4.200%, 04/01/28 335,000 366,985
Athene Holding Ltd.
3.500%, 01/15/31 360,000 364,845
6.150%, 04/03/30 192,000 229,143
CNO Financial Group, Inc.
5.250%, 05/30/29 304,000 338,017
Globe Life, Inc.
2.150%, 08/15/30 200,000 190,536
Lincoln National Corp.
3.050%, 01/15/30 392,000 398,612
Reinsurance Group of America, Inc.
3.900%, 05/15/29 440,000 471,180
Total 2,850,387
Lodging 0.3%
Choice Hotels International, Inc.
3.700%, 01/15/31 200,000 205,532
Hilton Domestic Operating Co., Inc.
3.625%, 02/15/32
(a)
2,295,000 2,179,849
Hyatt Hotels Corp.
4.375%, 09/15/28 666,000 706,215
Marriott International, Inc.
Series FF, 4.625%, 06/15/30 614,000 672,372
Total 3,763,968
Materials 0.0%
Acuity Brands Lighting, Inc.
2.150%, 12/15/30 90,000 84,334
Cleveland-Cliffs, Inc.
9.875%, 10/17/25
(a)
340,000 380,034
Total 464,368
Media and Entertainment 1.8%
Activision Blizzard, Inc.
1.350%, 09/15/30 371,000 335,804
AMC Networks, Inc.
4.250%, 02/15/29 400,000 385,554
Clear Channel Outdoor Holdings, Inc.
5.125%, 08/15/27
(a)
1,107,000 1,112,558
Discovery Communications LLC
3.950%, 03/20/28 445,000 469,278
4.125%, 05/15/29 512,000 547,855
Electronic Arts, Inc.
1.850%, 02/15/31 240,000 222,336
Fox Corp.
3.500%, 04/08/30 436,000 452,206
4.709%, 01/25/29 80,000 88,367
Gray Escrow II, Inc.
5.375%, 11/15/31
(a)
1,000,000 986,860
Interpublic Group of Cos., Inc. (The)
2.400%, 03/01/31 80,000 77,503
4.750%, 03/30/30 40,000 45,260
Netflix, Inc.
4.875%, 04/15/28 676,000 743,855
5.875%, 11/15/28 2,866,000 3,323,179
News Corp.
3.875%, 05/15/29
(a)
1,672,000 1,604,918
Nexstar Media, Inc.
4.750%, 11/01/28
(a)
2,950,000 2,920,616
5.625%, 07/15/27
(a)
90,000 92,610

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
January 31, 2022 (Unaudited)
8 |
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Nielsen Finance LLC / Nielsen Finance Co.
5.625%, 10/01/28
(a)
1,665,000 1,669,774
RELX Capital, Inc.
3.000%, 05/22/30 290,000 296,638
ROBLOX Corp.
3.875%, 05/01/30
(a)
800,000 772,286
TEGNA, Inc.
4.625%, 03/15/28 800,000 784,155
5.000%, 09/15/29 1,325,000 1,306,332
Univision Communications, Inc.
4.500%, 05/01/29
(a)
1,225,000 1,214,148
6.625%, 06/01/27
(a)
1,290,000 1,362,289
ViacomCBS, Inc.
4.950%, 01/15/31 626,000 712,044
Total 21,526,425
Media Cable 0.4%
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
5.875%, 08/15/27
(a)
2,200,000 2,207,151
LCPR Senior Secured Financing DAC
5.125%, 07/15/29
(a)
1,400,000 1,370,778
Sirius XM Radio, Inc.
4.000%, 07/15/28
(a)
500,000 483,675
Total 4,061,604
Metals & Mining 0.1%
Nucor Corp.
2.700%, 06/01/30 480,000 478,366
Steel Dynamics, Inc.
3.250%, 01/15/31 310,000 315,594
Total 793,960
Metals and Mining 0.7%
Cleveland-Cliffs, Inc.
6.750%, 03/15/26
(a)
934,000 980,288
FMG Resources August 2006 Pty Ltd.
4.375%, 04/01/31
(a)
2,344,000 2,356,010
Freeport-McMoRan, Inc.
4.625%, 08/01/30 1,490,000 1,549,698
Newmont Corp.
2.250%, 10/01/30 617,000 585,085
2.800%, 10/01/29 228,000 227,836
Novelis Corp.
4.750%, 01/30/30
(a)
1,120,000 1,117,697
Reliance Steel & Aluminum Co.
2.150%, 08/15/30 100,000 94,591
Steel Dynamics, Inc.
3.450%, 04/15/30 380,000 394,618
Vale Overseas Ltd.
3.750%, 07/08/30 414,000 419,376
Total 7,725,199
Midstream 2.3%
Boardwalk Pipelines LP
3.400%, 02/15/31 300,000 299,924
Cheniere Corpus Christi Holdings LLC
3.700%, 11/15/29 100,000 104,004
Cheniere Energy Partners LP
4.000%, 03/01/31 1,760,000 1,756,323
4.500%, 10/01/29 1,679,000 1,718,676
Cheniere Energy, Inc.
4.625%, 10/15/28 1,800,000 1,827,118
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.500%, 06/15/31
(a)
750,000 748,162
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
DCP Midstream Operating LP
5.375%, 07/15/25 655,000 691,612
DT Midstream, Inc.
4.125%, 06/15/29
(a)
1,104,000 1,090,796
4.375%, 06/15/31
(a)
400,000 394,936
Enbridge, Inc.
3.125%, 11/15/29 724,000 739,708
Energy Transfer LP
4.950%, 05/15/28 392,000 426,179
5.250%, 04/15/29 894,000 998,334
Enterprise Products Operating LLC
2.800%, 01/31/30 420,000 422,766
4.150%, 10/16/28 219,000 239,212
EQM Midstream Partners LP
4.750%, 07/15/23 443,000 447,935
4.750%, 01/15/31
(a)
740,000 707,981
6.500%, 07/01/27
(a)
1,474,000 1,550,469
Genesis Energy LP / Genesis Energy Finance Corp.
8.000%, 01/15/27 300,000 302,236
ITT Holdings LLC
6.500%, 08/01/29
(a)
278,000 266,768
Kinder Morgan, Inc.
2.000%, 02/15/31 380,000 347,219
MPLX LP
2.650%, 08/15/30 500,000 482,779
4.125%, 03/01/27 331,000 352,148
National Fuel Gas Co.
2.950%, 03/01/31 300,000 291,904
NGL Energy Operating LLC / NGL Energy Finance Corp.
7.500%, 02/01/26
(a)
2,924,000 2,973,799
ONEOK, Inc.
4.350%, 03/15/29 8,000 8,517
Phillips 66 Partners LP
3.150%, 12/15/29 120,000 121,180
Plains All American Pipeline LP / PAA Finance Corp.
3.550%, 12/15/29 225,000 227,280
3.800%, 09/15/30 500,000 511,230
Sabine Pass Liquefaction LLC
4.500%, 05/15/30 340,000 373,204
5.000%, 03/15/27 116,000 127,962
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.000%, 01/15/32 1,286,000 1,280,094
4.875%, 02/01/31 1,470,000 1,536,951
TransCanada PipeLines Ltd.
4.250%, 05/15/28 496,000 537,851
Venture Global Calcasieu Pass LLC
3.875%, 08/15/29
(a)
400,000 399,855
4.125%, 08/15/31
(a)
630,000 634,697
Western Midstream Operating LP
3.600%, 02/01/25 600,000 607,461
4.550%, 02/01/30 18,000 18,837
Williams Cos., Inc. (The)
2.600%, 03/15/31 540,000 521,109
3.500%, 11/15/30 300,000 311,382
Total 26,398,598
Natural Gas 0.1%
NiSource, Inc.
3.490%, 05/15/27 464,000 488,162
3.600%, 05/01/30 240,000 252,221

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
January 31, 2022 (Unaudited)
| 9
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Sempra Energy
3.400%, 02/01/28 627,000 655,159
Total 1,395,542
Office REIT 0.2%
Boston Properties LP
3.250%, 01/30/31 732,000 745,767
Corporate Office Properties LP
2.000%, 01/15/29 500,000 470,500
Highwoods Realty LP
2.600%, 02/01/31 136,000 131,633
Kilroy Realty LP
3.050%, 02/15/30 228,000 228,363
Office Properties Income Trust
2.400%, 02/01/27 45,000 42,578
Piedmont Operating Partnership LP
3.150%, 08/15/30 250,000 249,390
Total 1,868,231
Oil Field Services 0.0%
NOV, Inc.
3.600%, 12/01/29 300,000 307,873
Other Financial Institutions 0.3%
Blackstone Secured Lending Fund
2.125%, 02/15/27
(a)
444,000 422,740
2.850%, 09/30/28
(a)
150,000 141,136
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
5.250%, 05/15/27 800,000 805,975
6.250%, 05/15/26 1,709,000 1,756,774
Nationstar Mortgage Holdings, Inc.
5.500%, 08/15/28
(a)
510,000 499,797
Total 3,626,422
Other Industry 0.2%
AECOM
5.125%, 03/15/27 995,000 1,043,408
II-VI, Inc.
5.000%, 12/15/29
(a)
1,000,000 997,849
Rexford Industrial Realty LP
2.125%, 12/01/30 120,000 111,179
Total 2,152,436
Other REIT 0.6%
American Campus Communities Operating Partnership LP
2.850%, 02/01/30 112,000 111,094
3.875%, 01/30/31 144,000 153,362
Broadstone Net Lease LLC
2.600%, 09/15/31 20,000 18,985
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC /
GGSI Sellco LL
5.750%, 05/15/26
(a)
378,000 378,002
CubeSmart LP
2.000%, 02/15/31 50,000 46,715
4.375%, 02/15/29 260,000 286,560
CyrusOne LP / CyrusOne Finance Corp.
2.150%, 11/01/30 790,000 775,691
3.450%, 11/15/29 390,000 416,812
Digital Realty Trust LP
3.600%, 07/01/29 346,000 362,814
Duke Realty LP
1.750%, 02/01/31 150,000 137,991
EPR Properties
3.600%, 11/15/31 150,000 144,010
3.750%, 08/15/29 222,000 217,314
4.950%, 04/15/28 16,000 16,844
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Extra Space Storage LP
2.550%, 06/01/31 150,000 144,179
HAT Holdings I LLC / HAT Holdings II LLC
3.375%, 06/15/26
(a)
855,000 826,401
Host Hotels & Resorts LP
Series H, 3.375%, 12/15/29 408,000 406,389
Life Storage LP
2.200%, 10/15/30 240,000 227,801
LXP Industrial Trust
2.700%, 09/15/30 236,000 228,369
Safehold Operating Partnership LP
2.800%, 06/15/31 380,000 362,129
Service Properties Trust
4.350%, 10/01/24 750,000 716,250
WP Carey, Inc.
2.400%, 02/01/31 500,000 478,728
Total 6,456,440
Other Utility 0.0%
American Water Capital Corp.
3.750%, 09/01/28 145,000 154,845
Essential Utilities, Inc.
2.704%, 04/15/30 300,000 297,475
Total 452,320
Packaging 0.6%
Amcor Flexibles North America, Inc.
2.630%, 06/19/30 260,000 255,985
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging
Finance PLC
4.000%, 09/01/29
(a)
1,600,000 1,524,014
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
4.125%, 08/15/26
(a)
800,000 793,807
Avery Dennison Corp.
2.650%, 04/30/30 444,000 435,125
Ball Corp.
2.875%, 08/15/30 860,000 797,903
5.250%, 07/01/25 510,000 548,218
Berry Global, Inc.
1.650%, 01/15/27 160,000 151,569
Crown Americas LLC / Crown Americas Capital Corp. VI
4.750%, 02/01/26 500,000 510,389
Mauser Packaging Solutions Holding Co.
5.500%, 04/15/24
(a)
989,000 987,847
Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen Group Issuer LLC/
Reynolds Gro
4.000%, 10/15/27
(a)
1,400,000 1,326,200
Trivium Packaging Finance BV
5.500%, 08/15/26
(a)
200,000 202,501
Total 7,533,558
Paper 0.3%
Mercer International, Inc.
5.125%, 02/01/29 792,000 784,295
Packaging Corp. of America
3.000%, 12/15/29 608,000 616,599
Rayonier LP
2.750%, 05/17/31 150,000 145,493
Suzano Austria GmbH
3.750%, 01/15/31 894,000 872,797
5.000%, 01/15/30 400,000 426,414
Weyerhaeuser Co.
4.000%, 11/15/29 50,000 54,162
4.000%, 04/15/30 88,000 95,208

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
January 31, 2022 (Unaudited)
10 |
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
WRKCo, Inc.
3.000%, 06/15/33 280,000 277,099
Total 3,272,067
Pharmaceuticals 1.4%
AbbVie, Inc.
3.200%, 11/21/29 2,808,000 2,896,373
4.250%, 11/14/28 35,000 38,296
Amgen, Inc.
2.200%, 02/21/27 910,000 906,086
3.200%, 11/02/27 100,000 104,447
Bausch Health Americas, Inc.
8.500%, 01/31/27
(a)
455,000 460,152
Bausch Health Cos., Inc.
5.500%, 11/01/25
(a)
3,487,000 3,515,232
Biogen, Inc.
2.250%, 05/01/30 520,000 489,984
Bristol-Myers Squibb Co.
3.900%, 02/20/28 64,000 69,617
Gilead Sciences, Inc.
1.200%, 10/01/27 460,000 433,773
1.650%, 10/01/30 300,000 277,892
Mylan, Inc.
4.550%, 04/15/28 230,000 250,556
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
4.125%, 04/30/28
(a)
2,000,000 1,976,638
5.125%, 04/30/31
(a)
1,840,000 1,839,354
Regeneron Pharmaceuticals, Inc.
1.750%, 09/15/30 420,000 381,808
Royalty Pharma PLC
1.750%, 09/02/27 320,000 305,160
2.200%, 09/02/30 100,000 92,941
Takeda Pharmaceutical Co. Ltd.
2.050%, 03/31/30 1,200,000 1,127,299
5.000%, 11/26/28 200,000 228,891
Viatris, Inc.
2.700%, 06/22/30 700,000 675,464
Zoetis, Inc.
2.000%, 05/15/30 280,000 266,200
Total 16,336,163
Property & Casualty 0.4%
American Financial Group, Inc.
5.250%, 04/02/30 156,000 180,843
Aon Corp.
3.750%, 05/02/29 210,000 224,054
Assurant, Inc.
2.650%, 01/15/32 760,000 720,015
Brown & Brown, Inc.
2.375%, 03/15/31 300,000 285,416
4.500%, 03/15/29 160,000 176,341
CNA Financial Corp.
3.900%, 05/01/29 420,000 453,429
Enstar Group Ltd.
3.100%, 09/01/31 455,000 430,516
4.950%, 06/01/29 252,000 273,617
Fairfax Financial Holdings Ltd.
3.375%, 03/03/31 300,000 300,537
Fidelity National Financial, Inc.
2.450%, 03/15/31 160,000 152,553
3.400%, 06/15/30 260,000 266,809
Hanover Insurance Group, Inc. (The)
2.500%, 09/01/30 80,000 77,545
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Markel Corp.
3.350%, 09/17/29 330,000 345,484
Willis North America, Inc.
4.500%, 09/15/28 381,000 414,145
Total 4,301,304
Railroads 0.1%
Canadian Pacific Railway Co.
2.450%, 12/02/31 500,000 490,751
CSX Corp.
3.250%, 06/01/27 197,000 206,476
Norfolk Southern Corp.
2.550%, 11/01/29 340,000 340,737
Total 1,037,964
Real Estate 0.1%
Alexandria Real Estate Equities, Inc.
2.000%, 05/18/32 905,000 839,205
Refining 0.1%
Marathon Petroleum Corp.
3.800%, 04/01/28 10,000 10,496
PBF Holding Co. LLC / PBF Finance Corp.
6.000%, 02/15/28 439,000 307,463
9.250%, 05/15/25
(a)
994,000 972,162
Valero Energy Corp.
4.350%, 06/01/28 227,000 244,539
Total 1,534,660
Restaurants 0.5%
1011778 BC ULC / New Red Finance, Inc.
3.875%, 01/15/28
(a)
1,275,000 1,244,910
4.000%, 10/15/30
(a)
2,280,000 2,116,649
McDonald's Corp.
Series MTN, 2.625%, 09/01/29 516,000 517,005
Starbucks Corp.
2.550%, 11/15/30 440,000 433,619
4.000%, 11/15/28 64,000 69,699
Yum! Brands, Inc.
3.625%, 03/15/31 950,000 897,662
4.625%, 01/31/32 971,000 968,348
Total 6,247,892
Retail 0.0%
Genuine Parts Co.
1.875%, 11/01/30 160,000 146,292
Retail REIT 0.3%
Agree LP
2.900%, 10/01/30 90,000 88,833
Brixmor Operating Partnership LP
4.050%, 07/01/30 360,000 382,732
4.125%, 05/15/29 290,000 312,345
Federal Realty Investment Trust
3.500%, 06/01/30 500,000 520,561
Kimco Realty Corp.
2.700%, 10/01/30 50,000 49,416
Kite Realty Group Trust
4.750%, 09/15/30 195,000 211,784
National Retail Properties, Inc.
4.300%, 10/15/28 150,000 164,107
Realty Income Corp.
2.850%, 12/15/32 240,000 239,545
3.100%, 12/15/29 50,000 51,641
3.400%, 01/15/28 50,000 52,405
Regency Centers LP
2.950%, 09/15/29 50,000 50,670

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
January 31, 2022 (Unaudited)
| 11
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
3.700%, 06/15/30 370,000 390,825
Spirit Realty LP
3.200%, 02/15/31 400,000 400,804
STORE Capital Corp.
2.750%, 11/18/30 240,000 231,295
Total 3,146,963
Retailers 0.8%
Advance Auto Parts, Inc.
3.900%, 04/15/30 222,000 235,985
AutoNation, Inc.
4.750%, 06/01/30 60,000 66,593
AutoZone, Inc.
4.000%, 04/15/30 360,000 390,313
Bath & Body Works, Inc.
6.625%, 10/01/30
(a)
1,336,000 1,438,193
Best Buy Co., Inc.
1.950%, 10/01/30 380,000 353,747
Dollar General Corp.
3.500%, 04/03/30 540,000 564,557
3.875%, 04/15/27 37,000 39,647
Dollar Tree, Inc.
4.000%, 05/15/25 514,000 542,758
Hanesbrands, Inc.
4.875%, 05/15/26
(a)
1,056,000 1,097,509
LCM Investments Holdings II LLC
4.875%, 05/01/29
(a)
500,000 483,044
Lowe's Cos., Inc.
2.625%, 04/01/31 240,000 236,342
3.650%, 04/05/29 419,000 446,071
Michaels Cos., Inc. (The)
5.250%, 05/01/28
(a)
1,520,000 1,467,183
O'Reilly Automotive, Inc.
4.200%, 04/01/30 200,000 219,434
PetSmart, Inc. / PetSmart Finance Corp.
4.750%, 02/15/28
(a)
1,500,000 1,498,757
Ross Stores, Inc.
1.875%, 04/15/31 150,000 139,073
Total 9,219,206
Supermarkets 0.2%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons
LLC
3.500%, 03/15/29
(a)
1,512,000 1,429,161
4.625%, 01/15/27
(a)
895,000 915,790
Kroger Co. (The)
3.700%, 08/01/27 199,000 211,710
Total 2,556,661
Technology 3.9%
Amdocs Ltd.
2.538%, 06/15/30 160,000 152,772
Amphenol Corp.
2.800%, 02/15/30 416,000 416,702
Arrow Electronics, Inc.
3.250%, 09/08/24 44,000 45,215
Autodesk, Inc.
2.850%, 01/15/30 120,000 120,794
Avaya, Inc.
6.125%, 09/15/28
(a)
1,556,000 1,591,266
Avnet, Inc.
3.000%, 05/15/31 45,000 43,465
Black Knight InfoServ LLC
3.625%, 09/01/28
(a)
700,000 671,042
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Block, Inc.
3.500%, 06/01/31
(a)
1,924,000 1,832,740
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.875%, 01/15/27 517,000 545,113
Broadcom, Inc.
3.137%, 11/15/35
(a)
500,000 474,749
3.469%, 04/15/34
(a)
1,150,000 1,138,322
Broadridge Financial Solutions, Inc.
2.600%, 05/01/31 50,000 48,669
2.900%, 12/01/29 180,000 180,716
CDW LLC / CDW Finance Corp.
3.250%, 02/15/29 500,000 476,287
CGI, Inc.
2.300%, 09/14/31
(a)
120,000 112,225
Citrix Systems, Inc.
3.300%, 03/01/30 145,000 145,088
Clarivate Science Holdings Corp.
3.875%, 07/01/28
(a)
240,000 229,345
CommScope, Inc.
4.750%, 09/01/29
(a)
1,500,000 1,436,513
6.000%, 03/01/26
(a)
1,223,000 1,239,462
Dell International LLC / EMC Corp.
4.900%, 10/01/26 581,000 638,930
5.300%, 10/01/29 500,000 572,831
Equinix, Inc.
2.150%, 07/15/30 656,000 615,003
3.200%, 11/18/29 150,000 151,766
Fidelity National Information Services, Inc.
2.250%, 03/01/31 740,000 700,592
Fiserv, Inc.
3.500%, 07/01/29 1,262,000 1,309,835
Flex Ltd.
4.875%, 06/15/29 504,000 557,843
Fortinet, Inc.
2.200%, 03/15/31 240,000 227,874
Global Payments, Inc.
3.200%, 08/15/29 926,000 936,461
HP, Inc.
2.650%, 06/17/31 1,000,000 953,890
Imola Merger Corp.
4.750%, 05/15/29
(a)
2,774,000 2,699,733
Iron Mountain, Inc.
4.500%, 02/15/31
(a)
370,000 351,519
5.250%, 07/15/30
(a)
1,433,000 1,423,157
Jabil, Inc.
3.000%, 01/15/31 250,000 247,555
Juniper Networks, Inc.
3.750%, 08/15/29 120,000 126,349
Keysight Technologies, Inc.
3.000%, 10/30/29 330,000 335,527
KLA Corp.
4.100%, 03/15/29 100,000 110,257
Kyndryl Holdings, Inc.
2.700%, 10/15/28
(a)
150,000 141,428
3.150%, 10/15/31
(a)
240,000 224,418
Leidos, Inc.
2.300%, 02/15/31 500,000 460,076
LogMeIn, Inc.
5.500%, 09/01/27
(a)
1,269,000 1,238,359
Marvell Technology, Inc.
2.950%, 04/15/31 760,000 746,037

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
January 31, 2022 (Unaudited)
12 |
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Micron Technology, Inc.
4.185%, 02/15/27 76,000 81,396
4.663%, 02/15/30 410,000 454,123
Motorola Solutions, Inc.
4.600%, 05/23/29 380,000 420,210
MSCI, Inc.
3.875%, 02/15/31
(a)
900,000 899,206
4.000%, 11/15/29
(a)
808,000 813,327
NCR Corp.
5.125%, 04/15/29
(a)
2,014,000 2,010,161
NetApp, Inc.
2.700%, 06/22/30 380,000 373,099
NortonLifeLock, Inc.
5.000%, 04/15/25
(a)
1,322,000 1,326,794
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.400%, 05/01/30
(a)
510,000 525,633
4.300%, 06/18/29
(a)
80,000 86,960
Open Text Corp.
3.875%, 02/15/28
(a)
940,000 924,083
Open Text Holdings, Inc.
4.125%, 02/15/30
(a)
1,160,000 1,134,091
Oracle Corp.
2.875%, 03/25/31 2,000,000 1,930,179
Qorvo, Inc.
4.375%, 10/15/29 934,000 965,520
Rakuten Group, Inc.
6.250%, (US 5 Year CMT T-Note +
4.956%), 10/22/70
(a),(b)
600,000 619,524
Sabre GLBL, Inc.
7.375%, 09/01/25
(a)
1,250,000 1,285,181
Sensata Technologies BV
4.000%, 04/15/29
(a)
600,000 592,585
ServiceNow, Inc.
1.400%, 09/01/30 656,000 585,832
SS&C Technologies, Inc.
5.500%, 09/30/27
(a)
1,737,000 1,795,932
Verisk Analytics, Inc.
4.125%, 03/15/29 160,000 172,983
VMware, Inc.
2.200%, 08/15/31 500,000 466,570
3.900%, 08/21/27 9,000 9,564
Vontier Corp.
2.950%, 04/01/31 1,330,000 1,287,845
Western Digital Corp.
4.750%, 02/15/26 19,000 19,951
Western Union Co. (The)
2.750%, 03/15/31 160,000 153,324
Xerox Corp.
4.375%, 03/15/23 1,160,000 1,176,294
Total 45,780,292
Tobacco 0.3%
Altria Group, Inc.
4.800%, 02/14/29 1,150,000 1,264,526
BAT Capital Corp.
2.259%, 03/25/28 860,000 816,641
Vector Group Ltd.
5.750%, 02/01/29
(a)
1,510,000 1,398,638
Total 3,479,805
Transportation Services 0.1%
FedEx Corp.
2.400%, 05/15/31 500,000 483,390
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
3.400%, 02/15/28 18,000 18,989
GXO Logistics, Inc.
2.650%, 07/15/31
(a)
190,000 180,767
XPO Logistics, Inc.
6.250%, 05/01/25
(a)
984,000 1,019,357
Total 1,702,503
Wireless 1.9%
Altice Financing SA
5.750%, 08/15/29
(a)
500,000 467,173
Altice France SA
5.500%, 10/15/29
(a)
4,000,000 3,790,131
American Tower Corp.
1.875%, 10/15/30 250,000 227,736
2.750%, 01/15/27 342,000 345,530
3.800%, 08/15/29 269,000 283,956
Crown Castle International Corp.
2.100%, 04/01/31 500,000 463,515
3.650%, 09/01/27 245,000 257,122
SBA Communications Corp.
3.125%, 02/01/29 1,640,000 1,530,910
3.875%, 02/15/27 1,010,000 1,020,001
Sprint Corp.
7.625%, 03/01/26 1,618,000 1,857,237
T-Mobile USA, Inc.
3.500%, 04/15/31 910,000 889,928
3.750%, 04/15/27 697,000 732,787
3.875%, 04/15/30 3,154,000 3,312,748
4.750%, 02/01/28 1,800,000 1,861,128
VEON Holdings BV
3.375%, 11/25/27
(a)
1,700,000 1,551,432
Vmed O2 UK Financing I PLC
4.750%, 07/15/31
(a)
800,000 768,945
VMware, Inc.
4.700%, 05/15/30 100,000 112,081
Vodafone Group PLC
7.000%, (USD 5 Year Swap +
4.873%), 04/04/79
(b)
2,088,000 2,401,571
Total 21,873,931
Wirelines 1.8%
AT&T, Inc.
2.550%, 12/01/33 1,650,000 1,551,960
4.300%, 02/15/30 1,191,000 1,308,776
Frontier Communications Holdings LLC
5.000%, 05/01/28
(a)
660,000 654,475
5.875%, 10/15/27
(a)
2,544,000 2,618,902
Iliad Holding SASU
7.000%, 10/15/28
(a)
1,500,000 1,520,488
Level 3 Financing, Inc.
4.250%, 07/01/28
(a)
1,020,000 974,230
4.625%, 09/15/27
(a)
950,000 945,273
Lumen Technologies, Inc.
4.000%, 02/15/27
(a)
700,000 673,476
5.125%, 12/15/26
(a)
2,255,000 2,276,248
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC
7.875%, 02/15/25
(a)
1,650,000 1,718,222
Verizon Communications, Inc.
2.355%, 03/15/32
(a)
2,000,000 1,898,947
2.550%, 03/21/31 1,420,000 1,386,389
Vodafone Group PLC
4.375%, 05/30/28 1,022,000 1,117,628

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
January 31, 2022 (Unaudited)
| 13
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Windstream Escrow LLC / Windstream Escrow Finance Corp.
7.750%, 08/15/28
(a)
1,240,000 1,250,054
Zayo Group Holdings, Inc.
4.000%, 03/01/27
(a)
1,564,000 1,479,397
Total 21,374,465
Total Corporate Bonds
(Cost $604,481,565) 587,344,993
Foreign Government Obligations
(d),(e)
  23.8%
Principal
Amount ($) Value ($)
Australia Government Bond
Series 138, 3.250%, 04/21/29 AUD 191,000 147,832
Series 160, 1.000%, 12/21/30 AUD 4,470,000 2,923,433
Series 163, 1.000%, 11/21/31 AUD 5,000,000 3,239,561
Series 155, 2.500%, 05/21/30 AUD 4,198,000 3,104,605
Brazilian Government International Bond
4.625%, 01/13/28 1,800,000 1,843,156
3.875%, 06/12/30 12,439,000 11,722,961
Canadian Government Bond
1.250%, 06/01/30 CAD 17,730,000 13,461,261
CITIC Ltd.
Series EMTN, 3.700%, 06/14/26 200,000 209,200
Series EMTN, 3.875%, 02/28/27 200,000 210,860
Colombia Government International Bond
4.500%, 03/15/29 3,800,000 3,736,164
3.125%, 04/15/31 7,330,000 6,297,788
Dominican Republic International Bond
Series REGS, 5.950%, 01/25/27 1,245,000 1,367,359
Series REGS, 4.500%, 01/30/30 4,520,000 4,443,800
Series REGS, 4.875%, 09/23/32 5,412,000 5,317,770
Export-Import Bank of India
Series REGS, 3.875%, 02/01/28 3,350,000 3,509,699
Series REGS, 3.250%, 01/15/30 627,000 621,655
French Republic Government Bond OAT
5.750%, 10/25/32 EUR 1,895,000 3,336,294
1.500%, 05/25/31 EUR 7,920,000 9,862,225
Guatemala Government Bond
Series REGS, 4.875%, 02/13/28 3,180,000 3,338,682
Hungary Government International Bond
Series REGS, 2.125%, 09/22/31 5,666,000 5,368,775
Indonesia Government International Bond
3.850%, 10/15/30 3,207,000 3,479,813
Series REGS, 4.750%, 01/08/26 1,160,000 1,276,010
Series REGS, 8.500%, 10/12/35 2,927,000 4,438,686
Italy Buoni Poliennali Del Tesoro
5.250%, 11/01/29 EUR 1,425,000 2,117,373
6.000%, 05/01/31 EUR 6,908,000 11,057,744
Ivory Coast Government International Bond
Series REGS, 6.125%, 06/15/33 2,400,000 2,464,201
Series REGS, 6.375%, 03/03/28 2,000,000 2,140,218
Japan Government Ten Year Bond
Series 358, 0.100%, 03/20/30 JPY 458,900,000 3,993,891
Series 360, 0.100%, 09/20/30 JPY 820,800,000 7,126,466
Series 359, 0.100%, 06/20/30 JPY 91,000,000 790,640
Series 362, 0.100%, 03/20/31 JPY 61,500,000 532,466
Japan Government Twenty Year Bond
Series 128, 1.900%, 06/20/31 JPY 30,000,000 303,068
Series 123, 2.100%, 12/20/30 JPY 3,000,000 30,607
Series 140, 1.700%, 09/20/32 JPY 28,000,000 280,863
Series 145, 1.700%, 06/20/33 JPY 77,000,000 777,205
Foreign Government Obligations
(d),(e)
(continued)
Issue
Description
Principal
Amount ($) Value ($)
Mexico Government International Bond
4.500%, 04/22/29 1,100,000 1,191,031
3.250%, 04/16/30 3,100,000 3,089,372
2.659%, 05/24/31 3,632,000 3,421,155
New Zealand Government Bond
Series 0429, 3.000%, 04/20/29 NZD 18,662,000 12,631,525
Norway Government Bond
Series 482, 1.375%, 08/19/30
(a)
NOK 121,440,000 13,007,573
Oman Government International Bond
Series REGS, 6.000%, 08/01/29 3,000,000 3,153,968
Series REGS, 4.750%, 06/15/26 200,000 204,622
Series REGS, 5.625%, 01/17/28 5,683,000 5,917,607
Panama Government International Bond
6.700%, 01/26/36 5,766,000 7,358,011
2.252%, 09/29/32 4,384,000 4,018,263
Paraguay Government International Bond
4.950%, 04/28/31
(a)
800,000 871,627
Series REGS, 4.950%, 04/28/31 1,600,000 1,743,253
Series REGS, 2.739%, 01/29/33 1,000,000 923,007
Perusahaan Penerbit SBSN Indonesia III
Series REGS, 4.150%, 03/29/27 6,440,000 6,950,243
Peruvian Government International Bond
8.750%, 11/21/33 2,547,000 3,843,489
2.783%, 01/23/31 9,699,000 9,390,525
Philippine Government International Bond
9.500%, 02/02/30 5,674,000 8,485,289
3.000%, 02/01/28 2,800,000 2,923,721
Republic of South Africa Government
International Bond
4.300%, 10/12/28 4,470,000 4,468,149
4.850%, 09/30/29 4,650,000 4,704,172
Russian Foreign Bond - Eurobond
Series REGS, 4.375%, 03/21/29 4,600,000 4,598,926
Series REGS, 5.100%, 03/28/35 8,800,000 9,267,027
Sharjah Sukuk Program Ltd.
3.234%, 10/23/29 500,000 495,669
Series EMTN, 4.226%, 03/14/28 4,000,000 4,207,625
Sweden Government Bond
Series 1056, 2.250%, 06/01/32 SEK 17,020,000 2,163,321
Series 1062, 0.125%, 05/12/31
(a)
SEK 76,130,000 7,961,651
Series 1061, 0.750%, 11/12/29
(a)
SEK 26,370,000 2,912,800
United Kingdom Gilt
4.750%, 12/07/30 GBP 3,719,000 6,457,334
0.875%, 10/22/29 GBP 5,194,000 6,803,775
Uruguay Government International Bond
4.375%, 10/27/27 3,373,000 3,707,294
4.375%, 01/23/31 5,218,000 5,857,370
Total Foreign Government Obligations
(Cost $293,302,968) 277,601,725
U.S. Government & Agency Obligations   15.0%
Principal
Amount ($) Value ($)
Uniform Mortgage-Backed Security TBA 13.4%
1.500%, 02/15/52 10,000,000 9,460,937
2.000%, 02/15/52
(f)
80,840,000 78,819,000
2.500%, 02/15/52 46,170,000 46,112,287
3.000%, 02/15/52
(f)
12,200,000 12,469,408
3.500%, 02/15/52
(f)
5,529,000 5,763,119
4.000%, 02/15/52
(f)
3,695,000 3,904,431
Total 156,529,182

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
January 31, 2022 (Unaudited)
14 |
Notes to Portfolio of Investments
U.S. Government & Agency Obligations (continued)
Issue
Description
Principal
Amount ($) Value ($)
Federal Home Loan Mortgage Corporation 1.2%
2.500%, 08/01/50 6,240,461 6,238,409
3.000%, 01/01/50 302,704 309,677
3.000%, 02/01/50 310,930 318,226
3.000%, 08/01/50 4,559,853 4,664,900
3.500%, 08/01/47 593,891 624,513
3.500%, 08/01/49 177,108 184,992
3.500%, 09/01/49 214,142 223,671
3.500%, 10/01/49 238,888 249,536
3.500%, 11/01/49 232,789 243,158
3.500%, 02/01/50 268,472 280,003
4.000%, 08/01/49 207,579 219,157
4.000%, 09/01/49 241,241 254,715
Total 13,810,957
Federal National Mortgage Association 0.4%
3.000%, 12/01/49 288,849 295,503
3.000%, 01/01/50 370,928 380,124
3.000%, 01/01/50 301,855 308,809
3.000%, 02/01/50 295,438 302,810
3.000%, 03/01/50 309,885 317,024
3.500%, 04/01/49 65,535 68,465
3.500%, 08/01/49 185,470 193,435
3.500%, 09/01/49 330,789 345,572
3.500%, 09/01/49 205,973 215,202
3.500%, 10/01/49 224,047 233,670
3.500%, 12/01/49 255,071 266,404
3.500%, 02/01/50 262,371 273,640
4.000%, 09/01/47 270,874 288,262
4.000%, 03/01/48 491,892 522,485
4.000%, 05/01/49 57,291 60,521
Total 4,071,926
Total U.S. Government & Agency
Obligations
(Cost $175,070,809) 174,412,065
U.S. Treasury Obligations   16.8%
Principal
Amount ($) Value ($)
U.S. Treasury Bill 6.9%
0.048%, 03/24/22 20,000,000 19,997,876
0.049%, 03/31/22 15,000,000 14,997,605
0.063%, 04/21/22 15,000,000 14,994,590
U.S. Treasury Obligations (continued)
Issue
Description
Principal
Amount ($) Value ($)
0.124%, 04/07/22 5,000,000 4,998,766
0.129%, 04/14/22 5,000,000 4,998,701
0.371%, 07/07/22 5,000,000 4,991,570
0.401%, 07/14/22 5,000,000 4,990,492
0.417%, 07/21/22 5,000,000 4,989,928
0.708%, 12/29/22 5,000,000 4,966,751
Total 79,926,279
U.S. Treasury Bond 5.8%
1.125%, 05/15/40 260,000 219,294
1.750%, 08/15/41 216,000 201,184
1.875%, 02/15/41 19,988,000 19,057,309
1.875%, 02/15/51 27,978,000 26,496,040
1.875%, 11/15/51 1,680,000 1,592,850
2.000%, 11/15/41 1,686,000 1,639,108
2.000%, 08/15/51 4,504,000 4,394,215
2.250%, 05/15/41 487,000 492,707
2.375%, 11/15/49 1,562,000 1,646,446
2.375%, 05/15/51 6,269,000 6,635,345
3.000%, 05/15/42 9,000 10,244
3.375%, 05/15/44 2,230,000 2,697,952
3.375%, 11/15/48 2,110,000 2,648,709
3.750%, 11/15/43 5,300 6,740
Total 67,738,143
U.S. Treasury Note 4.1%
1.125%, 02/15/31 24,670,000 23,355,551
1.250%, 08/15/31 9,251,000 8,826,032
1.375%, 11/15/31 7,210,000 6,947,511
1.625%, 05/15/31 4,093,000 4,043,117
2.625%, 02/15/29 4,013,000 4,246,883
Total 47,419,094
Total U.S. Treasury Obligations
(Cost $194,918,961) 195,083,516
Money Market Funds 6.5%
Shares Value ($)
Dreyfus Treasury Securities Cash
Management, Institutional Shares
0.030%
(g)
76,125,085 76,125,085
Total Money Market Funds
(Cost $76,125,085) 76,125,085
Total Investments in Securities
(Cost $1,343,899,388) 1,310,567,384
Other Assets & Liabilities, Net (145,966,813)
Net Assets 1,164,600,571
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2022, the total value of these securities amounted to $288,622,240, which represents 24.78% of total net assets.
(b) Variable rate security. The interest rate shown was the current rate as of January 31, 2022.
(c) Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(d) Principal amounts are shown in United States Dollars unless otherwise noted.
(e) Principal and interest may not be guaranteed by a governmental entity.
(f) Represents a security purchased on a when-issued basis.
(g) The rate shown is the seven-day current annualized yield at January 31, 2022.
Abbreviation Legend
LIBOR London Interbank Offered Rates
PJSC Private Joint Stock Company
SOFR Secured Overnight Financing Rate
TBA To Be Announced

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
January 31, 2022 (Unaudited)
| 15
Subsequent Event
On February 24, 2022, Russia began a large-scale invasion of Ukraine, and economic sanctions against Russia swiftly followed. Following regulatory concerns regarding these economic sanctions, a number of market exchanges halted trading in the stocks of Russia-based companies listed on their exchange. These and other related events could have a negative impact on Fund performance and the value of an investment in the Fund. The value and liquidity of Russian securities have experienced significant declines since January 31, 2022, at which time Russian securities represented 1.8% of net assets.
Currency Legend
AUD Australian Dollar
CAD Canadian Dollar
EUR Euro
GBP Pound Sterling
JPY Japanese Yen
NOK Norwegian Krone
NZD New Zealand Dollar
SEK Swedish Krona
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

1QT290_10_M01_(03/22)
You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.